Expense Example, No Redemption {- Fidelity Managed Retirement 2035 Fund} - NF_07.31 Fidelity Managed Retirement 2035 Fund Z6 PRO-01 - Fidelity Managed Retirement 2035 Fund - Fidelity Advisor Managed Retirement 2035 Fund: Class Z6
Dec. 13, 2022 USD ($)
Expense Example, No Redemption:
1 Year	$ 29
3 Years	$ 90